Wells, Pipelines, Properties, Plant and Equipment, Net - Additional Information (Details) bbl in Thousands, $ in Thousands	3 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2024 $ / $ bbl	Jun. 30, 2025 MXN ($) $ / $ bbl	Jun. 30, 2024 MXN ($) $ / $ bbl	Dec. 31, 2024 MXN ($) $ / $	Dec. 31, 2023 $ / $
Disclosure of detailed information about property, plant and equipment [line items]
Positive effect from decrease in production				$ 18,466,156
Exploration and Extraction (formerly Pemex Exploration and Production)
Disclosure of detailed information about property, plant and equipment [line items]
Negative effect from decrease in gas prices			$ 44,797,611
Exchange rate effect amount		$ 8,060,149
Average foreign exchange rate | $ / $	18,377.3000
Positive tax effect due to lower income in reserves		7,378,133
Negative effect from decrease in production			$ 11,465,783
Refining
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate | $ / $			18.3773		16.9220
Exploration and Extraction (formerly Pemex Exploration and Production)
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment (impairment)		(37,993,336)	$ 19,014,931
Negative effect from decrease in gas prices		73,871,593
Increase costs generating negative effect		$ 11,235,927	$ 6,982,015
Negative effect due to increase decrease in discount rate				$ 43,206,307
Pre-tax discount rate		9.72%	10.44%	10.86%	9.93%
Effect of increase decrease in volume of crude oil		$ 4,589,893
Positive effect due to increase decrease in discount rate			$ 37,235,627
Negative tax effect due to higher income			$ 11,496,977
Useful life		25 years	25 years
Production forecast | bbl	6,682	6,591	6,682
Exploration and Extraction (formerly Pemex Exploration and Production) | Refining
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate | $ / $				20.2683
Industrial Processes and Energy Transformation (formerly Pemex Industrial Transformation)
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment (impairment)		$ (2,200,349)	$ (36,392,092)
Industrial Processes and Energy Transformation (formerly Pemex Industrial Transformation) | Refining
Disclosure of detailed information about property, plant and equipment [line items]
Average foreign exchange rate | $ / $		18.8928	18.3773
Pre-tax discount rate		13.21%	14.50%	14.75%	13.68%